INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (150,165)	$ (83,816)	$ (33,913)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense	$ (34,538)	$ (19,278)	$ (7,800)
Deferred tax assets for which valuation allowance was provided	29,485	8,749	(1,925)
Non-deductible option expenses	(5,529)	(443)	12,609
Non-deductible expenses	627	2,280	824
Tax adjustment in respect of different tax rate of foreign subsidiary	345	(249)	(1,627)
Preferred enterprise benefits	23,700	9,732
Rate change impact	(57)	(93)	(174)
Intra-entity intellectual property transfer		196
Different tax rate	372	463
Foreign Tax		102	1,182
Other	584	1,139	118
Income tax expenses	$ 14,989	$ 2,598	$ 3,207